CONSOLIDATED AND COMBINED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net unrealized losses on qualifying cash flow hedges, tax benefit			$ 0.4
Pension liability adjustment, tax provision	$ 0.0	$ 0.1